Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment
Fiscal year ending December 31
2017	535,485
2018	535,485
2019	535,485
2020	538,460
2021	547,382
2,692,297
Thereafter, 2021 through 2025	2,052,683
4,744,980